Vessels, Net - Summary of Vessels, Net (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Vessel cost, Balance		$ 1,087,601,983	$ 1,105,413,815
Vessel cost, Additions		44,894,678
Vessel cost, Impairment loss		(14,511,735)	(3,250,000)
Vessel cost, Disposals		(6,500,000)	(14,561,832)
Vessel cost, Balance	$ 1,111,484,926	1,111,484,926	1,087,601,983	$ 1,105,413,815
Accumulated Depreciation, Balance		(252,449,580)	(220,665,124)
Accumulated Depreciation, Impairment loss		10,654,428	2,256,084
Accumulated Depreciation, Disposals		(100,378)	(3,653,193)
Accumulated Depreciation, Depreciation for the year		(37,455,093)	(37,693,733)
Accumulated Depreciation, Balance	(279,149,867)	(279,149,867)	(252,449,580)	(220,665,124)
Net Book Value, Balance		835,152,403	884,748,691
Net Book Value, Additions		44,894,678
Net Book Value, Impairment loss		(3,857,307)	(993,916)	(11,351,821)
Net Book Value, Disposals		(6,399,622)	(10,908,639)
Net Book Value, Depreciation for the year	(170,884)	(37,455,093)	(37,693,733)	(41,258,142)
Net Book Value, Balance	$ 832,335,059	$ 832,335,059	$ 835,152,403	$ 884,748,691